BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—98.2%
COMMON STOCKS—98.1%
Communication Services—9.0%
Alphabet, Inc., Class A*Ɨ	28,090	$40,267,577
Alphabet, Inc., Class C*	10,701	15,290,873
Altice USA, Inc., Class A*Ɨ	362,255	9,317,199
Comcast Corp., Class AƗ	162,582	6,438,247
Electronic Arts, Inc.*	40,450	4,970,496
Facebook, Inc., Class A*	82,644	18,602,338
KT Corp. - SP ADRƗ	678,057	6,604,275
Live Nation Entertainment, Inc.*	162,448	7,985,944
Momo, Inc. - SP ADR	164,642	3,194,055
NetEase, Inc. - ADR	9,535	3,650,951
Nexstar Media Group, Inc., Class A	107,050	8,918,335
Yelp, Inc.*Ɨ	347,430	7,553,128
		132,793,418
Consumer Discretionary—8.7%
AutoNation, Inc.*	55,246	2,181,112
AutoZone, Inc.*	14,177	16,273,211
Berkeley Group Holdings PLC	107,587	5,480,642
Booking Holdings, Inc.*	1,311	2,149,280
Bright Horizons Family Solutions, Inc.*	37,994	4,250,769
eBay, Inc.Ɨ	131,785	6,001,489
Flutter Entertainment PLC*	59,760	7,603,053
Foot Locker, Inc.	126,404	3,501,391
Gentex Corp.Ɨ	241,831	6,394,012
Koito Manufacturing Co., Ltd.	70,100	2,981,617
Las Vegas Sands Corp.*	178,663	8,565,104
Mohawk Industries, Inc.*	75,570	7,043,124
PVH Corp.*	86,638	3,939,430
Ralph Lauren Corp.*	41,433	3,128,606
Sony Corp.	60,200	3,898,906
Tapestry, Inc.*	258,087	3,509,983
Tofas Turk Otomobil Fabrikasi AS	1,333,545	4,344,227
Token Corp.	124,500	8,549,956
TS Tech Co., Ltd.	111,000	3,140,131
Whirlpool Corp.	34,744	4,232,514
Williams-Sonoma, Inc.	36,410	3,029,676
Wyndham Destinations, Inc.	151,883	4,829,879
Wyndham Hotels & Resorts, Inc.	130,621	5,999,423
Wynn Macau Ltd.	4,826,800	8,267,270
		129,294,805
Consumer Staples—8.6%
Altria Group, Inc.Ɨ	167,330	6,534,237
British American Tobacco PLC - SP ADR	437,118	17,519,689
Coca-Cola European Partners PLCƗ	337,454	12,722,016
Kimberly-Clark Corp.	72,786	10,294,852
Koninklijke Ahold Delhaize NV	573,777	14,547,499
Mondelez International, Inc., Class A	248,136	12,932,848
Nomad Foods Ltd.*Ɨ	551,430	11,679,287
PepsiCo, Inc.	59,905	7,880,503
Performance Food Group Co.*	60,972	1,624,904
Philip Morris International, Inc.Ɨ	205,261	15,057,947
Procter & Gamble Co., (The)	87,564	10,150,419
Reynolds Consumer Products, Inc.	113,964	3,805,258
Sysco Corp.	54,349	2,997,891
		127,747,350
Energy—5.7%
Apergy Corp.*	223,784	2,029,721
BP PLC - SP ADR	627,103	14,511,163
Canadian Natural Resources Ltd.	207,327	3,752,619
ConocoPhillipsƗ	185,849	7,839,111
Diamondback Energy, Inc.	43,533	1,853,635
Marathon Petroleum Corp.Ɨ	237,285	8,338,195
Noble Energy, Inc.Ɨ	599,569	5,234,237
Petroleo Brasileiro SA - SP ADR*	662,670	5,056,172
Royal Dutch Shell PLC, Class A	659,901	10,444,903
Royal Dutch Shell PLC, Class A - SP ADR	322,564	10,305,920
TOTAL SA - SP ADR	412,112	15,487,169
		84,852,845
Financials—16.6%
Allstate Corp., (The)Ɨ	31,182	3,049,911
American Express Co.	29,108	2,767,298
American International Group, Inc.Ɨ	571,055	17,165,913
Ameriprise Financial, Inc.	105,805	14,820,106
AXA SA	213,677	3,920,741
Bank of America Corp.Ɨ	568,038	13,701,077
Bank of New York Mellon Corp., (The)Ɨ	334,390	12,429,276
Barclays PLC	1,449,554	2,072,201
Berkshire Hathaway, Inc., Class B*Ɨ	159,863	29,667,376
BNP Paribas SA	77,066	2,773,253
Charles Schwab Corp., (The)Ɨ	179,193	6,434,821
Chubb Ltd.Ɨ	18,224	2,222,235
Citigroup, Inc.Ɨ	260,688	12,489,562
DBS Group Holdings Ltd.	174,400	2,412,735
Discover Financial ServicesƗ	65,254	3,100,218
DNB ASA	236,434	3,226,815
Everest Re Group Ltd.	18,062	3,583,681
Fifth Third BancorpƗ	411,090	7,971,035
Goldman Sachs Group, Inc., (The)Ɨ	29,355	5,767,964
Hana Financial Group, Inc.	106,911	2,583,152
Huntington Bancshares, Inc.Ɨ	1,158,862	10,302,283
ING Groep NV	504,004	3,276,835
JPMorgan Chase & Co.Ɨ	139,908	13,614,447
KBC Group NV	45,692	2,397,334
KeyCorpƗ	670,588	7,946,468
Moody's Corp.	23,500	6,284,135
Navient Corp.Ɨ	112,717	838,614
Regions Financial Corp.	276,188	3,123,686
Reinsurance Group of America, Inc.	78,615	7,134,311
S&P Global, Inc.	19,181	6,234,209
SLM Corp.	410,780	3,113,712
Sumitomo Mitsui Financial Group, Inc.	89,400	2,594,596
TD Ameritrade Holding Corp.	79,203	2,951,896
Truist Financial Corp.Ɨ	370,156	13,614,338
UBS Group AG	282,541	3,023,189
United Overseas Bank Ltd.	188,400	2,609,431
Wells Fargo & Co.Ɨ	215,242	5,697,456
		246,916,310
Health Care—12.6%
Abbott LaboratoriesƗ	86,123	8,174,795
AbbVie, Inc.Ɨ	167,222	15,496,463
AmerisourceBergen Corp.	8,664	826,026
Anthem, Inc.Ɨ	33,596	9,880,920
AstraZeneca PLC	16,764	1,805,472
Avantor, Inc.*Ɨ	432,287	8,200,484
Biogen, Inc.*	11,671	3,584,047
Boston Scientific Corp.*Ɨ	126,742	4,814,929
Centene Corp.*	109,754	7,271,202
Change Healthcare, Inc.*	422,318	5,270,529
Cigna Corp.Ɨ	57,668	11,379,050
CVS Health Corp.Ɨ	128,041	8,395,648
Envista Holdings Corp.*	54,945	1,161,537
HCA Healthcare, Inc.*	40,730	4,354,037
Humana, Inc.	16,136	6,626,248
ICON PLC*	23,777	4,005,236
IQVIA Holdings, Inc.*	19,127	2,859,869
Jazz Pharmaceuticals PLC*	7,918	944,776
Johnson & JohnsonƗ	38,771	5,767,186
Medtronic PLC	137,639	13,568,453
Merck & Co., Inc.Ɨ	101,237	8,171,851
Molina Healthcare, Inc.*	24,522	4,556,678
Novartis AG - SP ADR	78,581	6,870,337
Novo Nordisk A/S, Class B	23,178	1,518,267
Pfizer, Inc.Ɨ	41,211	1,573,848
PPD, Inc.*	265,028	7,219,363
SanofiƗ	42,190	4,126,808
Stryker Corp.	26,223	5,132,628
Syneos Health, Inc.*	58,204	3,549,862
UnitedHealth Group, Inc.	65,797	20,058,215
		187,164,764
Industrials—14.1%
Altra Industrial Motion Corp.	120,921	3,748,551
AMETEK, Inc.Ɨ	105,406	9,666,784
ASGN, Inc.*	90,556	5,577,344
Brenntag AGƗ	186,761	9,936,327
Carrier Global Corp.*	166,143	3,400,947
Caterpillar, Inc.	21,017	2,524,772
CH Robinson Worldwide, Inc.	90,474	7,340,156
Cummins, Inc.	28,014	4,751,174
Deere & Co.	35,050	5,331,806
Dover Corp.	70,848	6,889,968
Eaton Corp. PLCƗ	103,508	8,787,829
Expeditors International of Washington, Inc.	146,857	11,215,469
HD Supply Holdings, Inc.*	61,054	1,936,022
Hexcel Corp.*	155,430	5,625,012
Honeywell International, Inc.	46,884	6,838,031
Huntington Ingalls Industries, Inc.	31,932	6,382,888
ITT, Inc.	98,056	5,657,831
Kansas City Southern	60,667	9,131,597
KAR Auction Services, Inc.*Ɨ	205,694	2,951,709
MasTec, Inc.*	102,852	4,026,656
Norfolk Southern Corp.	46,268	8,249,122
Oshkosh Corp.	72,641	5,217,077
Owens CorningƗ	159,015	8,348,288
Parker-Hannifin Corp.Ɨ	37,766	6,796,747
Raytheon Technologies Corp.	44,191	2,851,203
Robert Half International, Inc.Ɨ	151,335	7,678,738
Spirit AeroSystems Holdings, Inc., Class A	47,209	1,023,019
Teleperformance	26,127	6,221,293
Textron, Inc.	168,692	5,224,391
Union Pacific Corp.	108,656	18,456,308
United Parcel Service, Inc., Class B	168,114	16,762,647
		208,549,706
Information Technology—15.2%
Amdocs Ltd.Ɨ	144,347	8,987,044
Applied Materials, Inc.	187,122	10,512,514
Arrow Electronics, Inc.*Ɨ	117,746	8,133,894
Broadcom, Inc.	41,996	12,232,175
Capgemini SA	121,915	12,593,163
CDK Global, Inc.Ɨ	337,579	13,270,231
CDW Corp.Ɨ	70,499	7,819,044
Cisco Systems, Inc.Ɨ	187,553	8,968,784
Flex Ltd.*Ɨ	1,391,928	13,515,621
HP, Inc.	486,101	7,359,569
Jabil, Inc.Ɨ	230,668	6,901,587
KLA-Tencor Corp.	38,215	6,724,311
Leidos Holdings, Inc.Ɨ	92,535	9,743,010
Micron Technology, Inc.*	165,417	7,925,128
Microsoft Corp.Ɨ	135,247	24,784,013
Motorola Solutions, Inc.	17,767	2,404,408
ON Semiconductor Corp.*Ɨ	253,744	4,184,239
Oracle Corp.Ɨ	175,769	9,451,099
Qorvo, Inc.*	63,017	6,600,401
Samsung Electronics Co., Ltd.	380,688	15,679,047
Science Applications International Corp.	151,344	13,324,326
SS&C Technologies Holdings, Inc.	151,887	8,793,498
Western Digital Corp.*	136,077	6,037,736
Xerox Holdings Corp.	1,323	21,009
		225,965,851
Materials—6.6%
Avery Dennison Corp.	35,589	3,938,635
Barrick Gold Corp.	234,470	5,627,280
Corteva, Inc.Ɨ	373,327	10,195,560
DuPont de Nemours, Inc.	242,719	12,313,135
Eagle Materials, Inc.*	129,484	8,644,352
FMC Corp.	115,318	11,348,444
Graphic Packaging Holding Co.Ɨ	273,865	3,962,826
Ingevity Corp.*	77,278	4,070,232
Kinross Gold Corp.*	744,040	4,836,517
Linde PLC	32,834	6,643,632
Mosaic Co., (The)Ɨ	710,482	8,589,727
PPG Industries, Inc.	78,982	8,030,100
Valvoline, Inc.	258,122	4,736,539
Yamana Gold, Inc.	1,064,784	5,707,242
		98,644,221
Utilities—1.0%
CenterPoint Energy, Inc.	180,217	3,204,258
FirstEnergy Corp.	65,076	2,750,112
Italgas SpA	427,597	2,328,441
Vistra Energy Corp.Ɨ	311,427	6,365,568
		14,648,379
TOTAL COMMON STOCKS
(Cost $1,263,508,950)		1,456,577,649
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV *‡	1,204,819	9,780
TOTAL WARRANTS
(Cost $0)		9,780

SHORT-TERM INVESTMENTS—0.1%
U.S. Bank Money Market Deposit Account, 0.13% (a)	1,034,817	1,034,817
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,034,817)		1,034,817
TOTAL LONG POSITIONS—98.2%
(Cost $1,264,543,767)		1,457,622,246
SECURITIES SOLD SHORT—(52.8%)
COMMON STOCKS—(52.8%)
Communication Services—(4.1%)
Dentsu Group, Inc.	(252,900)	(6,758,531)
Freenet AG	(332,249)	(5,716,738)
Lions Gate Entertainment Corp., Class A*	(678,785)	(5,409,917)
Meredith Corp.*	(291,577)	(4,356,160)
Pearson PLC	(1,042,498)	(5,962,049)
Roku, Inc.*	(33,431)	(3,661,029)
Sinclair Broadcast Group, Inc., Class A	(406,550)	(7,598,420)
Twitter, Inc.*	(87,502)	(2,709,937)
ViacomCBS, Inc., Class B	(389,331)	(8,074,725)
Zillow Group, Inc., Class C*	(177,699)	(10,304,765)
		(60,552,271)
Consumer Discretionary—(6.4%)
CarMax, Inc.*	(126,251)	(11,116,401)
Carvana Co.*	(121,847)	(11,329,334)
Choice Hotels International, Inc.*	(77,128)	(6,234,256)
GrubHub, Inc.*	(137,014)	(7,774,174)
LGI Homes, Inc.*	(97,671)	(8,147,715)
Mattel, Inc.*	(637,496)	(5,871,338)
MGM China Holdings Ltd.	(4,154,800)	(4,963,105)
Papa John's International, Inc.	(77,759)	(6,056,648)
Scientific Games Corp.*	(178,594)	(2,809,284)
Tesla Motors, Inc.*	(9,055)	(7,560,925)
Vail Resorts, Inc.	(11,187)	(2,218,718)
Wayfair, Inc. Class A*	(33,613)	(5,766,310)
Whitbread PLC	(127,480)	(3,998,205)
Whitbread PLC*	(68,242)	0
William Hill PLC*	(1,439,281)	(2,395,258)
Xinyi Glass Holdings Ltd.	(7,738,000)	(8,221,085)
		(94,462,756)
Consumer Staples—(4.1%)
BJ's Wholesale Club Holdings, Inc.*	(190,001)	(6,840,036)
Cal-Maine Foods, Inc.*	(139,116)	(6,199,009)
Casey's General Stores, Inc.	(48,476)	(7,743,072)
Hormel Foods Corp.	(83,493)	(4,076,963)
Japan Tobacco, Inc.	(305,800)	(6,068,965)
Kose Corp.	(41,500)	(5,226,185)
Lamb Weston Holdings, Inc.	(94,586)	(5,680,835)
McCormick & Co., Inc.	(28,835)	(5,050,739)
Molson Coors Brewing Co., Class B*	(102,527)	(3,891,925)
National Beverage Corp.*	(121,998)	(6,951,446)
Rite Aid Corp.*	(204,719)	(2,687,960)
		(60,417,135)
Energy—(4.6%)
Apache Corp.	(542,859)	(5,857,449)
Concho Resources, Inc.	(123,048)	(6,708,577)
Delek US Holdings, Inc.	(353,284)	(6,949,096)
Equinor ASA	(472,946)	(6,897,276)
Exxon Mobil Corp.	(202,225)	(9,195,171)
Hess Corp.	(145,534)	(6,908,499)
HollyFrontier Corp.	(140,884)	(4,430,802)
Murphy Oil Corp.	(559,680)	(6,688,176)
National Oilwell Varco, Inc.*	(348,892)	(4,350,683)
Repsol SA	(365,197)	(3,438,358)
WPX Energy, Inc.*	(1,234,569)	(7,000,006)
		(68,424,093)
Financials—(8.2%)
Bank of Hawaii Corp.	(80,646)	(5,187,957)
BOK Financial Corp.	(96,391)	(4,910,158)
Commonwealth Bank of Australia	(156,443)	(6,643,217)
Community Bank System, Inc.	(108,473)	(6,445,466)
Credit Acceptance Corp.*	(17,154)	(6,343,892)
Credit Suisse Group AG	(617,795)	(5,677,837)
Cullen/Frost Bankers, Inc.	(92,049)	(6,992,963)
CVB Financial Corp.	(282,633)	(5,514,170)
Deutsche Bank AG	(783,588)	(6,559,513)
First Financial Bankshares, Inc.	(212,508)	(6,511,245)
Focus Financial Partners, Inc., Class A*	(97,970)	(2,727,485)
Franklin Resources, Inc.	(340,621)	(6,427,518)
Glacier Bancorp, Inc.	(158,239)	(6,517,865)
Hang Seng Bank Ltd.	(289,300)	(4,443,208)
HSBC Holdings PLC*	(510,124)	(2,349,278)
Independent Bank Corp.	(80,588)	(5,598,448)
Prosperity Bancshares, Inc.	(33,223)	(2,172,452)
RLI Corp.	(70,185)	(5,541,808)
Trupanion, Inc.*	(53,853)	(1,622,052)
Trustmark Corp.	(247,243)	(5,881,911)
UMB Financial Corp.	(36,310)	(1,861,977)
United Bankshares, Inc.	(149,624)	(4,351,066)
Westamerica Bancorporation	(110,123)	(6,495,055)
WisdomTree Investments, Inc.	(1,513,264)	(4,524,659)
		(121,301,200)
Health Care—(2.9%)
1Life Healthcare, Inc.*	(124,848)	(4,032,590)
ABIOMED, Inc.*	(17,184)	(3,847,498)
Acadia Healthcare Co., Inc.*	(116,244)	(3,325,741)
Allogene Therapeutics, Inc.*	(61,355)	(2,954,857)
Glaukos Corp.*	(100,156)	(3,904,081)
GW Pharmaceuticals PLC - ADR*	(33,412)	(4,101,323)
Inovalon Holdings, Inc., Class A*	(228,875)	(4,307,428)
Inspire Medical Systems, Inc.*	(31,567)	(2,573,973)
Medpace Holdings, Inc.*	(24,043)	(2,231,671)
Moderna, Inc.*	(48,106)	(2,958,519)
Nevro Corp.*	(27,594)	(3,465,806)
Tabula Rasa HealthCare, Inc.*	(50,754)	(2,711,786)
Tenet Healthcare Corp.*	(134,754)	(2,932,247)
		(43,347,520)
Industrials—(6.7%)
Airports of Thailand PCL	(2,668,600)	(5,215,775)
AO Smith Corp.	(65,711)	(3,121,273)
BrightView Holdings, Inc.*	(469,822)	(6,431,863)
Chart Industries, Inc.*	(140,462)	(5,513,134)
FedEx Corp.	(40,863)	(5,335,073)
Flughafen Zurich AG	(27,439)	(3,795,994)
Healthcare Services Group, Inc.	(143,078)	(3,422,426)
Kawasaki Heavy Industries Ltd.	(378,500)	(6,012,117)
Knight-Swift Transportation Holdings, Inc.	(80,328)	(3,342,448)
Lennox International, Inc.	(18,986)	(4,059,966)
NGK Insulators Ltd.	(372,300)	(5,464,697)
Proto Labs, Inc.*	(62,036)	(7,838,249)
Rational AG	(3,943)	(2,121,459)
Reliance Worldwide Corp Ltd.	(1,564,446)	(3,198,460)
SiteOne Landscape Supply, Inc.*	(33,564)	(3,568,189)
Societe BIC SA	(83,262)	(4,445,617)
Sotetsu Holdings, Inc.	(201,600)	(5,807,931)
Tomra Systems ASA	(110,095)	(3,966,653)
Trex Co., Inc.*	(113,851)	(13,675,782)
Virgin Galactic Holdings, Inc.*	(223,913)	(3,815,478)
		(100,152,584)
Information Technology—(8.0%)
Altair Engineering, Inc., Class A*	(159,069)	(6,218,007)
Appian Corp.*	(114,816)	(6,539,919)
Bill.com Holdings, Inc.*	(62,846)	(4,376,595)
Blackline, Inc.*	(107,355)	(7,976,476)
Ceridian HCM Holding, Inc.*	(72,121)	(4,966,973)
Cognex Corp.	(144,174)	(8,180,433)
Cree, Inc.*	(79,303)	(4,178,475)
Crowdstrike Holdings, Inc., Class A*	(51,541)	(4,525,815)
Fiserv, Inc.*	(51,878)	(5,539,014)
Guidewire Software, Inc.*	(64,721)	(6,639,080)
HubSpot, Inc.*	(34,556)	(6,909,127)
Jack Henry & Associates, Inc.	(38,470)	(6,957,684)
MongoDB, Inc.*	(36,554)	(8,484,549)
Q2 Holdings, Inc.*	(77,924)	(6,438,081)
Shopify, Inc., Class A*	(8,391)	(6,358,700)
Slack Technologies, Inc., Class A*	(137,417)	(4,816,466)
Western Union Co., (The)	(380,185)	(7,611,304)
Workday, Inc., Class A*	(23,564)	(4,322,345)
Zoom Video Communications, Inc., Class A*	(40,924)	(7,345,040)
		(118,384,083)
Materials—(5.8%)
Agnico Eagle Mines Ltd.	(77,865)	(4,983,360)
Amcor PLC	(555,681)	(5,673,503)
Antofagasta PLC	(546,429)	(5,966,369)
BillerudKorsnas AB	(355,651)	(4,861,005)
Compass Minerals International, Inc.	(85,377)	(4,113,464)
Croda International PLC	(86,687)	(5,577,132)
Ecolab, Inc.	(37,285)	(7,926,045)
Ferro Corp.*	(361,527)	(4,345,555)
Greif, Inc., Class A	(130,453)	(4,432,793)
International Flavors & Fragrances, Inc.	(60,651)	(8,078,107)
Mitsubishi Chemical Holdings Corp.	(873,000)	(5,142,293)
Mitsui Chemicals, Inc.	(245,900)	(5,127,817)
Quaker Chemical Corp.	(41,334)	(7,061,914)
Umicore SA	(151,676)	(6,739,731)
United States Steel Corp.	(732,199)	(5,886,880)
		(85,915,968)
Real Estate Investment Trusts—(1.9%)
Iron Mountain, Inc.	(292,504)	(7,534,903)
Public Storage	(35,299)	(7,156,519)
Redfin Corp.*	(261,914)	(7,854,801)
Sun Communities, Inc.	(40,508)	(5,557,292)
		(28,103,515)
Utilities—(0.1%)
Pennon Group PLC	(125,559)	(1,779,714)
TOTAL COMMON STOCKS
(Proceeds $(736,905,246))		(777,283,547)
RIGHTS—0.0%
Consumer Discretionary—0.0%
Whitbread PLC *	(68,242)	(844,465)
TOTAL RIGHTS
(Proceeds $(1,051,069))		(844,465)
TOTAL SECURITIES SOLD SHORT—(52.8%)
(Proceeds $(737,956,315))		(783,685,304)
OTHER ASSETS IN EXCESS OF LIABILITIES—54.6%		809,880,471
NET ASSETS—100.0%		$1,483,817,413

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2020.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2020, these securities amounted to $9,780 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes

Contracts For Difference held by the Fund at May 31, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	9/15/2020	0.17%	Monthly	1,006,440	$8,484,289	$1,095,731
Total Long						8,484,289	1,095,731

Short
China
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	1.00	Monthly	(2,478,100)	$(5,432,961)	$733,357

South Korea
Celltrion Health, Class C	Macquarie	9/15/2020	0.06	Monthly	(51,120)	(3,766,044)	27,447
Celltrion Inc.	Goldman Sachs	9/15/2020	0.05	Monthly	(11,579)	(2,004,883)	6,548
Samsung Biologics	Macquarie	9/15/2020	0.06	Monthly	(4,188)	(2,111,607)	(62,784)
Sillajen, Inc.	Goldman Sachs	9/15/2020	0.05	Monthly	(307,496)	(3,004,321)	14,357
						(8,881,972)	(14,432)
Switzerland
Stadler Rail AG	Morgan Stanley	9/15/2020	-0.66	Monthly	(129,840)	(5,516,282)	(133,515)
Total Short						(21,836,098)	585,410
Net unrealized gain/(loss) on Contracts For Difference							$1,681,142

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$132,793,418	$132,793,418	$-	$-
Consumer Discretionary	129,294,805	89,373,230	39,921,575	-
Consumer Staples	127,747,350	113,199,851	14,547,499	-
Energy	84,852,845	74,407,942	10,444,903	-
Financials	246,916,310	219,049,217	27,867,093	-
Health Care	187,164,764	179,714,217	7,450,547	-
Industrials	208,549,706	192,392,086	16,157,620	-
Information Technology	225,965,851	197,693,641	28,272,210	-
Materials	98,644,221	98,644,221	-	-
Utilities	14,648,379	12,319,938	2,328,441	-
Warrants	9,780	-	-	9,780
Short-Term Investments	1,034,817	1,034,817	-	-
Contracts For Difference			-
Equity Contracts	1,877,441	1,095,731	781,709	-
Total Assets	$1,459,499,687	$1,311,718,309	$147,771,597	$9,780

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(60,552,271)	$(42,114,953)	$(18,437,318)	$-
Consumer Discretionary	(94,462,756)	(74,885,103)	(19,577,653)	-
Consumer Staples	(60,417,135)	(49,121,985)	(11,295,150)	-
Energy	(68,424,093)	(58,088,459)	(10,335,634)	-
Financials	(121,301,200)	(95,628,147)	(25,673,053)	-
Health Care	(43,347,520)	(43,347,520)	-	-
Industrials	(100,152,584)	(60,123,881)	(40,028,703)	-
Information Technology	(118,384,083)	(118,384,083)	-	-
Materials	(85,915,968)	(52,501,621)	(33,414,347)	-
Real Estate	(28,103,515)	(28,103,515)	-	-
Utilities	(1,779,714)	-	(1,779,714)	-
Rights	(844,465)	(844,465)	-	-
Contracts For Difference
Equity Contracts	(196,299)	-	(196,299)	-
Total Liabilities	$(783,881,603)	$(623,143,732)	$(160,737,871)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.